Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies [Abstract]
Future Minimum Contractual Charter Revenue
The following table sets forth the Company’s future minimum contractual charter revenue based on vessels committed to non-cancelable time charter contracts as at June 30, 2021, using the initial charter rates for index-linked time charters (these amounts do not include any assumed off-hire):

Twelve month periods ending June 30,	Amount
2022	108,402
2023	31,183
2024	17,201
2025	15,056
2026	12,911
Total	184,753

Office Rental Obligations
The following table sets forth the Company’s undiscounted office rental obligations as at June 30, 2021:

Twelve month periods ending June 30,	Amount
2022	143
2023	143
2024	143
2025	143
Thereafter	391
Total	963
Less: imputed interest	(214)
Present value of lease liabilities	749

Lease liabilities, current	131
Lease liabilities, non-current	618
Present value of lease liabilities	749